LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Georgia Tax Free Trust

Lord Abbett Pennsylvania Tax Free Trust

Supplement dated October 13, 2009

to the Prospectus dated February 1, 2009

(Class A, B, C, F, and P Shares)

The following change reflects the addition of Peter Scott Smith (replacing Daniel T. Vande Velde) as a portfolio manager for the Connecticut Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Georgia Tax Free Trust and the Pennsylvania Tax Free Trust.

1.	The following replaces the second paragraph in the subsection titled “The Funds – Management – Portfolio Managers” in the prospectus:

Daniel S. Solender heads the investment management team of the Funds. Peter Scott Smith and Daniel T. Vande Velde are senior members of the team. Messrs. Solender and Smith are primarily and jointly responsible for the day-to-day management of the National Tax Free Fund, California Tax Free Fund, Connecticut Tax Free Fund, Hawaii Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Georgia Tax Free Trust and Pennsylvania Tax Free Trust. Messrs. Solender, Smith, and Vande Velde are primarily and jointly responsible for the day-to-day management of the Intermediate Tax Free Fund.

Please retain this document for your future reference.

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Georgia Tax Free Trust

Lord Abbett Pennsylvania Tax Free Trust

Supplement dated October 13, 2009

to the Statement of Additional Information dated February 1, 2009

(Class A, B, C, F, and P Shares)

The following changes reflect the addition of Peter Scott Smith (replacing Daniel T. Vande Velde) as a portfolio manager for the Connecticut Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Georgia Tax Free Trust and the Pennsylvania Tax Free Trust.

1.

The following replaces the second and third paragraphs, and the rows of the table regarding the Connecticut Fund, New Jersey Fund, New York Fund, Georgia Fund and the Pennsylvania Fund in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” in the statement of additional information:

Daniel S. Solender heads the investment management team of the Funds. Mr. Solender and Peter Scott Smith (a senior team member) are jointly and primarily responsible for the day-to-day management of the National Fund, California Fund, Connecticut Fund, Hawaii Fund, Missouri Fund, New Jersey Fund, New York Fund, Georgia Fund, and Pennsylvania Fund. Messrs. Solender, Smith, and Daniel T. Vande Velde (a senior team member) are jointly and primarily responsible for the day-to-day management of the Intermediate Fund.

The following table indicates for each Fund as of September 30, 2008 (or another date, as indicated): (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total net assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total net assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Fund	Name	Other Accounts Managed (# and Total Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Connecticut Fund	Daniel S. Solender*	11/$5,637.47	0/$0.00	7,647/$6,420.32
	Peter Scott Smith*	10/$4,812.68	0/$0.00	0/$0.00

New Jersey Fund	Daniel S. Solender*	11/$5,630.10	0/$0.00	7,647/$6,420.3
	Peter Scott Smith*	10/$4,805.40	0/$0.00	0/$0.00

New York Fund	Daniel S. Solender*	11/$5,488.40	0/$0.00	7,647/$6,420.3
	Peter Scott Smith*	10/$4,663.60	0/$0.00	0/$0.00

Georgia Fund	Daniel S. Solender*	11/$5,630.80	0/$0.00	7,647/$6,420.3
	Peter Scott Smith*	10/$4,806.00	0/$0.00	0/$0.00

Pennsylvania Fund	Daniel S. Solender*	11/$5,665.60	0/$0.00	7,647/$6,420.3
	Peter Scott Smith*	10/$4,840.80	0/$0.00	0/$0.00

+	Total assets are in millions.

*  The number of other accounts managed is shown as of September 30, 2009. The total net assets in those accounts are shown as of September 30, 2009.

2.

The following replaces the first paragraph and the rows of the table regarding the Connecticut Fund, New Jersey Fund, New York Fund, Georgia Fund and the Pennsylvania Fund in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” in the statement of additional information:

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund, as of September 30, 2008 (or another date, as indicated). This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Connecticut Fund	Daniel S. Solender*	X
	Peter Scott Smith*	X

New Jersey Fund	Daniel S. Solender*		X
	Peter Scott Smith*	X

New York Fund	Daniel S. Solender*	X
	Peter Scott Smith*	X

Georgia Fund	Daniel S. Solender*	X
	Peter Scott Smith*	X

Pennsylvania Fund	Daniel S. Solender*	X
	Peter Scott Smith*	X

*	The amount shown is as of September 30, 2009.

Please retain this document for your future reference.

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